OPERATIONS - Corporate events in 2024 (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Jul. 22, 2024	Mar. 15, 2024	Feb. 02, 2024	Dec. 31, 2023
Disclosure of joint ventures
Capital	R$ 62,071,416				R$ 63,571,416
GUD Comercializadora de Energia S.A. ("GUD") [Member]
Disclosure of joint ventures
Capital contribution in joint venture			R$ 10,319
Vivo Pay Holding Financeira Ltda ("Vivo Pay") [Member]
Disclosure of joint ventures
Capital contribution in joint venture				R$ 15,000
Shares issued				15,000,000
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
Disclosure of joint ventures
Capital		R$ 223,799